Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited interim consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company primarily operates. The accompanying unaudited interim consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Going concern

The Company had a loss of ¥201,134 thousand and ¥18,416 thousand for the six months ended March 31, 2025 and 2024, respectively. The operating losses had resulted in an accumulated deficit of ¥438,646 thousand and ¥237,512 thousand as of March 31, 2025 and September 30, 2024, respectively.

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to attract and retain revenue generating customers, acquire new customer contracts, and secure additional financing.

The Company may consider obtaining additional financing in the future through the issuance of the Ordinary Shares, through other equity or debt financings, or other means. The Company, however, is dependent upon its ability to obtain new revenue generating customer contracts and secure equity and/or debt financing, and there are no assurances that the Company will be successful. The consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the reporting date, and the reported amounts of revenue and expense during the reporting period. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future and include, but are not limited to, useful lives of property and equipment and intangible assets, the impairment of long-lived assets and deferred costs, and valuation allowance against net deferred tax assets. Actual results could differ from those estimates.

Segment Information

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer (“CEO”), who reviews consolidated financial information for purposes of making operating decisions, assessing financial performance, and allocating resources. The Company’s CODM evaluates financial information on a consolidated basis. As of March 31, 2025 and September 30, 2024 and for the six months ended March 31, 2025 and 2024, there was no revenue or long-lived assets held outside of Japan.

Concentration of Customers and Vendors

For the six months ended March 31, 2025 and 2024, there were four customers and three customers who accounted for more than 10% of the Company’s total revenue. As of March 31, 2025 and September 30, 2024, there were two customers and three customers who accounted for more than 10% of the Company’s total account receivable.

For the six months ended March 31, 2025 and 2024, there were two vendors and three vendors who accounted for more than 10% of the Company’s total purchase, respectively. As of March 31, 2025 and September 30, 2024, there was one vendor and zero vendor who accounted for more than 10% of the Company’s total accounts payable, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an initial maturity date of three months or less to be cash equivalents.

Accounts Receivable, Net

Accounts receivable primarily consist of amounts billed and currently due from customers, net of an allowance for credit losses, if recorded. When the Company has an unconditional right to payment, subject only to the passage of time, the right is treated as receivable. Fees billed in advance of the related contractual term represent contract liabilities and are presented as deferred revenue. Typical payment terms provide for customer payment within 30 days of the contract date.

Accounts receivable are subject to collection risk. The Company performs evaluations of its customers’ financial positions and generally extends credit on account, without collateral.

The estimate for the allowance for credit losses is based on the Company’s historical loss data and the aging of receivables. This estimate is adjusted for management’s assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. The Company believes that historical loss information is a reasonable starting point to calculate the expected allowance for credit losses, given that the composition of the Company’s customers has remained constant. The Company recorded ¥264 thousand and ¥517 thousand as the allowance for credit loss as of March 31, 2025 and September 30, 2024, respectively. Provisions for the allowance for expected credit losses are recorded in selling, general and administrative expenses in the Consolidated Statements of Operations. The Company did not record the bad debt expenses for the six months ended March 31, 2025 and 2024.

Deferred Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly related to an equity financing that is probably of successful completion until such financing is consummated. After the consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred offering costs are immediately written off to operating expenses in the Consolidated Statements of Operations in the period of determination.

Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method, depending on the pattern of consumption of the economic benefits by asset class, over the estimated useful lives of the assets. The estimated useful lives are four years for computers and three years for furniture and fixtures. Repair and maintenance costs are expensed as incurred.

Intangible assets

Intangible assets with finite lives primarily consist of joint investments used to participate in future productions of anime. During the six months ended March 31, 2025 and 2024, the Company acquired zero project and 65% right in one project, respectively. The total project value was determined based on the estimated total production costs of the projects for voice recording and animation. Intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives, which is generally two years.

Impairment or Disposal of Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if the carrying amount is not recoverable when compared to the Company’s undiscounted cash flows and the impairment loss is measured based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Leases

Leases are principally comprised of operating leases for office space and equipment. The Company determines that a contract contains a lease if they obtain substantially all of the economic benefits of, and the right to direct the use of, an asset identified in the contract. For leases with terms greater than 12 months, the Company records a right-of-use asset and a lease liability representing the present value of future lease payments. The discount rate used to measure the lease asset and liability is determined at the beginning of the lease term using the rate implicit in the lease, if readily determinable, or our collateralized incremental borrowing rate. For those contracts that include fixed rental payments for both the use of the asset (“lease costs”) as well as for other occupancy or service costs relating to the asset (“non-lease costs”), the Company generally includes both the lease costs and non-lease costs in the measurement of the lease asset and liability.

Lease expenses and income for the Company’s operating leases are recognized on a straight-line basis over the lease term, with the exception of variable lease costs, which are expensed as incurred.

Foreign Currency

The Company uses Japanese yen as its reporting currency. The Company’s functional currency is Japanese yen. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the company at the fiscal year end foreign exchange rate, and gains and losses resulting from such remeasurement are included in foreign exchange gains (losses). Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period.

Revenue Recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented in the consolidated financial statements. To determine the appropriate amount of revenue to be recognized in accordance with ASC 606, the Company follows a five-step model as follows:

1 — Identification of the contract with a customer

2 — Identification of the performance obligation in the contract

3 — Determination of the transaction price

4 — Allocation of the transaction price to the performance obligation in the contract

5 — Recognition of revenue when, or as, a performance obligation is satisfied

The Company’s revenue is primarily derived from audio production and the talent management business, the internet business, the workshop business, and investment distribution. The Company assesses the contract term as the period in which the parties to the contract have enforceable rights and obligations. Customer contracts are generally standardized and noncancelable for the duration of the stated contract term. Consumption taxes collected and remitted to tax authorities are excluded from revenue.

The Company may use third-party vendors to provide certain goods or services to its customers. The Company evaluates those relationships to determine whether revenue should be reported gross or net. The Company recognizes revenue on a gross basis where it acts as principal and controls the goods and services used to fulfill the performance obligations to the customer and on a net basis where it acts as an agent.

Regarding revenue derived from audio production and talent management business, the Company did not act as an agent during the six months ended March 31, 2025 and 2024 and concluded that gross reporting is appropriate because the Company (i) has the risk of identifying and hiring qualified vendors, (ii) has the discretion to select the vendors and establish their price and duties, and (iii) bears the risk for services that are not fully paid for by customers.

Since the fiscal year ended September 30, 2024, the Company has been generating revenue from sales of novel games as part of its Internet business. The Company evaluated the relationships with retailers and recognized revenue on a gross basis when the Company acted as principal and recognized in net when the Company acted as an agent.

Audio production and talent management business:

Revenue from audio production and talent management business is recognized when promised goods or services are delivered to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The transaction price is generally fixed at contract inception. However, the transaction price may change when the actual amount of work performed by the voice actor differs from what was originally agreed due to retake and extra word count. The Company and the voice actor or voice actor’s management company negotiate and agree on the price.

VTuber Management (Internet) business:

Revenue from the internet business is primarily comprised of advertising revenue from voice actors’ real-time live streaming on various online platforms. Internet business revenue is recognized when advertisements are displayed on digital platforms. Revenue from the internet business also consists of sales of goods and merchandise featuring the virtual characters of voice actors. Revenue from sales of goods and merchandise is recognized upon delivery or when goods or merchandise is downloaded by the customer.

The transaction price for internet business is determined based on an agreed upon contractual rate applied to the number of advertisements displayed during live streamlining in the month. For sales of goods and merchandise, transaction price is generally fixed and presented on the digital platforms.

Voice Actor (Workshop) business:

Revenue from the workshop business is primarily comprised of fees received for lessons and workshops conducted by the Company. Workshop business revenue is recognized over the duration of the lessons or workshops as the Company satisfies its performance obligation by conducting lessons or workshops.

The transaction price is generally fixed at contract inception for a specified number of lessons and duration.

Investment Distribution

Revenue from investment distribution is primarily comprised of distributions the Company receives from its investments to participate in the production of anime. Each month or quarter, the production management company calculates the distribution amount based on the earnings during the period and sends a notification letter to all participating companies. Investment distribution revenue is recognized when the amount of distribution is declared by the production company.

Transaction Price

The transaction price is the amount of consideration to which the Company expects to be entitled for transferring goods and services to the customer.

Payments from customers are sometimes made in advance before satisfaction of the performance obligations. When payments are not due in advance, they are due within 30 days of delivery of the goods or service. In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. Additionally, the Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.

Disaggregation of Revenue

The table reflects revenue by major source for the following periods:

	Yen in Thousands
	For the six months ended March 31,
	2025	2024
Audio production and talent management business	¥39,683	¥54,650
Internet business	39,600	59,083
Workshop business	2,020	2,040
Distributions from investments	3,191	6,604
Total	¥84,494	¥122,377

Contract Balances

The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment regardless of whether revenue has been recognized. If revenue has not yet been recognized, then deferred revenue is recorded. Deferred revenue classified as current on the Consolidated Balance Sheets are expected to be recognized as revenue within one year.

Changes in deferred revenue were as follows:

	Yen in Thousands
	For the six months ended March 31,	For the year ended September 30,
	2025	2024
Balance, beginning of period	¥119,335	¥33,839
Revenue earned	(17,651)	(31,639)
Deferral of revenue	440	117,135
Balance, end of period	¥102,124	¥119,335

Changes in deferred revenue are primarily due to the timing of revenue recognition and cash collections.

Remaining Performance Obligations

Remaining performance obligations represent the aggregate amount of the transaction price allocated to the remaining obligations that the Company has not performed under its customer contracts. The Company has elected to use the optional exemption in ASC 606-10-50-14, which exempts an entity from such disclosures if a performance obligation is part of a contract with an original expected duration of one year or less.

As of March 31, 2025 and September 30, 2024, deferred revenue primarily represented the Company’s remaining performance obligations related to prepaid consideration for voice production and workshop businesses.

Deferred Costs

The Company capitalizes certain costs to fulfill a contract related to its projects if they are identifiable, generate or enhance resources used to satisfy future performance obligations, and are expected to be recovered under ASC Topic 926-20 Entertainment — Films — Other Assets — Film Costs. Amortization of deferred contract fulfillment costs is included within cost of revenue in the Consolidated Statements of Operations.

Deferred contract costs are amortized to be consistent with the timing of transfer to the customer of the goods or services to which the costs relate, either at a point in time or over time in proportion to the amount of the related goods and services transferred to the customer. The Company periodically reviews these capitalized contract costs to determine whether changes in events or circumstances have occurred that could impact the period of benefit of these assets. There were no impairment losses recorded for the periods presented.

Changes in deferred contact costs were as follows:

	Yen in thousands
	For the six months ended March 31, 2025
	Beginning balance	Capitalization of costs	Amortization	Ending Balance
Total contract costs capitalized	¥176,264	¥8,530	¥(50,600)	¥134,194
	Yen in thousands
	For the six months ended September 30, 2024
	Beginning balance	Capitalization of costs	Amortization	Ending Balance
Total contract costs capitalized	¥27,628	¥170,764	¥(22,128)	¥176,264

Cost of Revenue

Cost of revenue is comprised of outsourcing expenses which was paid for the Company’s vendors. The Company’s vendors are generally voice actors’ productions or voice actors and outsourcing expenses paid were for the services provided by voice actors.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the differences between the financial statement and tax basis of assets, liabilities and net operating loss by using enacted tax rate in effect for the year in which the differences are expected to reverse. The effect of a change in tax rate on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and results of recent operations.

The Company files tax returns in the tax jurisdictions of Japan. Tax benefits for uncertain tax positions are based upon management’s evaluation of the information available at the reporting date. To be recognized in the consolidated financial statements, a tax benefit must be at least more likely than not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more likely than not of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.

Net Loss per Share

Basic net loss per ordinary share is calculated by dividing the net loss by the weighted-average number of ordinary shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per ordinary share is computed by dividing the net loss by the weighted-average number of ordinary shares and potentially dilutive securities outstanding for the period determined using the treasury stock method.

Recently Issued Accounting Pronouncements

As an emerging growth company, the Jumpstart Our Business Startups Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to delay adoption of certain new or revised accounting standards. As a result, the Company’s consolidated financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

In November 2024, the FASB issued ASU No. 2024-03 Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities to disclose, for interim and annual reporting periods, additional information about certain income statement expense categories. The requirements are effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. Entities are permitted to apply either the prospective or retrospective transition methods. The Company is currently evaluating the impact that the adoption of this ASU will have on its consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires entities to disclose specific categories in the rate reconciliation and to provide additional information for reconciling items that meet a quantitative threshold. It also requires entities to disclose certain information about income taxes paid and other disclosures related to income and income tax expense from continuing operations. The standard is effective for fiscal years beginning after December 15, 2024 for public business entities and for fiscal years beginning after December 15, 2025 for all other entities. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. This update is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this guidance did not have any impact on the Company’s segment reporting.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“ASC”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the ASC with the SEC’s regulations. The ASU has an unusual effective date and transition requirements since it is contingent on future SEC rule setting. If the SEC fails to enact required changes by June 30, 2027, this ASU is not effective for any entities. Early adoption is not permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statement